Capital Stock and Long-term Retention Plan - Stock awards (Details) - Long-Term Retention Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2017 MXN ($) EquityInstruments	Dec. 31, 2016 MXN ($) EquityInstruments	Dec. 31, 2015 MXN ($) EquityInstruments	Dec. 31, 2014 EquityInstruments	Dec. 31, 2013 EquityInstruments
Weighted-Average Exercise Price
Weighted-average remaining contractual life of the awards	1 year 3 months 11 days	1 year 3 months 11 days
CPOs
CPOs or CPOs Equivalent
Outstanding at beginning of year (in CPOs) | EquityInstruments	146,293	144,250
Conditionally sold (in CPOs) | EquityInstruments	37,000	39,000	39,000	39,000	39,000
Paid by employees (in CPOs) | EquityInstruments	(21,962)	(32,855)
Forfeited (in CPOs) | EquityInstruments	(3,416)	(4,102)
Outstanding at end of year (in CPOs) | EquityInstruments	157,915	146,293	144,250
To be paid by employees at end of year (in CPOs) | EquityInstruments	54,274	33,693
Weighted-Average Exercise Price
Outstanding at beginning of year (in pesos per CPO) | $	$ 75.85	$ 66.60
Conditionally sold (in pesos per CPO) | $	85.70	85.10
Paid by employees (in pesos per CPO) | $	44.89	36.84
Forfeited (in pesos per CPO) | $	86.40	83.16
Outstanding at end of year (in pesos per CPO) | $	79.75	75.85	$ 66.60
To be paid by employees at end of year (in pesos per CPO) | $	$ 66.75	$ 46.28